CONNER & WINTERS, P.C.

LAWYERS

3700 FIRST PLACE TOWER

15 EAST FIFTH STREET

TULSA, OKLAHOMA 74103-4344

(918) 586-5711

FAX (918) 586-8982

WRITER’S DIRECT NUMBER

(918) 586-8961

WRITER’S FAX NUMBER

(918) 586-8661

WRITER’S E-MAIL ADDRESS

mberman@cwlaw.com

December 23, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Global Power Equipment Group Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Global Power Equipment Group Inc. (the “Company”), submitted herewith for filing with your office pursuant to the Securities Act of 1933, as amended, and Regulation S-T promulgated thereunder, is a complete Registration Statement on Form S-3, including exhibits, covering the resale of up to 7,803,959 shares of the common stock of the Company issuable upon conversion of $69,000,000 in aggregate principal amount of convertible senior subordinated notes of the Company.

The registration fee of $8,569.85 has been submitted by wire transfer to the lock box depository as provided in Rule 3a of the Commission’s Rules Relating to Informal and Other Procedures.

If you have any questions, please do not hesitate to call me at (918) 586-8961.

Very truly yours,

/s/ Mark D. Berman

     Mark D. Berman

Enclosures

xc:	Ms. Candice L. Cheeseman
Global Power Equipment Group Inc.